ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances for credit losses

		Advances to
		Suppliers, Warranty
	Accounts Receivable	Insurance Receivable and
	Trade	Other Receivable
	$	$
Balance as of December 31, 2020	40,293	28,502
Provision for credit losses, net	7,171	444
Write-offs	(197)	(53)
Foreign exchange effect	(141)	186
Balance as of December 31, 2021	47,126	29,079
Provision for credit losses, net	4,349	1,424
Write-offs	(109)	(18,295)
Foreign exchange effect	(1,436)	(834)
Balance as of December 31, 2022	49,930	11,374
Provision for credit losses, net	7,381	4,633
Write-offs	(2,073)	(242)
Foreign exchange effect	1,564	(163)
Balance as of December 31, 2023	56,802	15,602

Allowances for accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances

	At December 31,	At December 31,
	2022	2023
	$	$
Accounts receivable trade, gross	1,020,880	961,745
Allowance for credit losses	(49,930)	(56,802)
Accounts receivable trade, net	970,950	904,943

Allowances for advances to suppliers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances

	At December 31,	At December 31,
	2022	2023
	$	$
Advances to suppliers, gross	320,211	328,460
Allowance for credit losses	(1,375)	(2,424)
Advances to suppliers, net	318,836	326,036

Warranty insurance receivable net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances

	At December 31,	At December 31,
	2022	2023
	$	$
Warranty insurance receivable, gross	84,474	84,035
Allowance for credit losses	—	(1,300)
Warranty insurance receivable, net	84,474	82,735

Allowances for other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances

	At December 31,	At December 31,
	2022	2023
	$	$
Other receivable, gross	129,195	145,376
Allowance for credit losses	(9,999)	(11,878)
Other receivable, net	119,196	133,498